PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

3. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	July 31, 2013 (Unaudited)	October 31, 2012
Laboratory equipment	$284,516	$287,516
Accumulated depreciation	(223,074)	(209,448)
Net Property and Equipment	$61,442	$78,068
Depreciation expense for the three and nine months ended July 31, 2013 and 2012 and the period from March 1, 2002 (inception) to July 31, 2013 was $4,442, $13,626, $4,592, $9,184, and $223,074, respectively.

4. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	October 31, 2012	October 31, 2011
Laboratory Equipment	$287,518	$195,672
Accumulated Depreciation	(209,450)	(195,672)
Net Property and Equipment	$78,068	$—

Depreciation expense for the years ended October 31, 2012 and 2011 and the period from March 1, 2002 (inception) to October 31, 2012 was $13,776, $28,406 and $209,450, respectively.